Individuals with Highest Emoluments	12 Months Ended
Dec. 31, 2017
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Individuals with Highest Emoluments
11	INDIVIDUALS WITH HIGHEST EMOLUMENTS

The emoluments payable to the five individuals with highest emoluments during 2015, 2016 and 2017 are as follows:

	2017	2016	2015
	’000	’000	’000

Salaries, allowances and benefits in kind	5,259	5,602	8,135
Performance related bonuses	4,014	2,029	1,814
Retirement scheme contributions	158	157	148

	9,431	7,788	10,097

The emoluments fell within the following bands:

	2017	2016	2015
	Number of individuals	Number of individuals	Number of individuals

Emolument bands
1,500,001 - 2,000,000	3	5	4
2,000,001 - 2,500,000	2	—	1